Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Time-Charter in of Dry Bulk Vessels
Time chartered-in vessels
The Company time charters-in five vessels. The terms of the time charter-in contracts are summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Kamsarmax	2019	81,100	China	Variable	10-Mar-21
Kamsarmax	2019	81,100	China	Variable	7-Apr-21
Kamsarmax	2018	82,000	China	$12,500	25-June-21
Kamsarmax	2018	81,100	China	Variable	13-Jul-21
Kamsarmax	2015	81,100	China	Variable	22-Jul-21